Label	Element	Value
Invesco High Yield Select ETF | Invesco High Yield Select ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Invesco High Yield Select ETF
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock
INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST
SUPPLEMENT DATED DECEMBER 9, 2025 TO THE PROSPECTUSES
DATED February 28, 2025, OF:
Invesco AAA CLO Floating Rate Note ETF (ICLO)
Invesco High Yield Select ETF (HIYS)
Invesco Short Duration Total Return Bond ETF (GTOS)
(each, a “Fund”)
Each Fund’s classification has changed from “non-diversified” to “diversified,” and therefore each Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940. Effective immediately, all references in each Fund’s Summary Prospectus and Statutory Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety.